GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Sep. 30, 2024
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 11 – GENERAL AND ADMINISTRATIVE EXPENSES

	Years ended September 30
	2022	2023	2024
Staff costs	$383,959	$370,826	$351,155
Audit fees	1,667	171,667	190,256
Travel expenses	69,383	45,056	192,020
Legal and professional fees	2,517	32,491	191,428
Depreciation charge and amortization of right-of-use assets	61,484	50,834	64,688
Allowance for expected credit loss	335	44,765	6,936
Others	69,387	43,087	82,866
	$588,732	$758,726	$1,079,349